Tax Assets and Liabilities - Summary of Movement in Deferred Tax Assets/(Liabilities) (Detail) - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022	Mar. 31, 2021
Disclosure of Movement in Temporary Differences [Line Items]
Beginning balance	$ (2,596)	$ (3,864)
Acquired in business combinations	(140)
Recognised in profit or loss	1,849	1,241
Recognised directly in equity	0	0	$ (6,646)
Effects of movement in foreign exchange rates	65	27
Ending balance	(822)	(2,596)	(3,864)
Property, plant and equipment [Member]
Disclosure of Movement in Temporary Differences [Line Items]
Beginning balance	85
Recognised in profit or loss	8	86
Effects of movement in foreign exchange rates	(7)	(1)
Ending balance	86	85
Intangible assets, excluding goodwill [Member]
Disclosure of Movement in Temporary Differences [Line Items]
Beginning balance	(15,337)	(19,410)
Acquired in business combinations	(342)
Recognised in profit or loss	4,093	3,203
Effects of movement in foreign exchange rates	271	870
Ending balance	(11,315)	(15,337)	(19,410)
Trade and other receivables [Member]
Disclosure of Movement in Temporary Differences [Line Items]
Beginning balance	47	48
Effects of movement in foreign exchange rates	(4)	(1)
Ending balance	43	47	48
Convertible notes [Member]
Disclosure of Movement in Temporary Differences [Line Items]
Beginning balance	(4,314)	6,364
Recognised in profit or loss	2,232	2,050
Ending balance	(2,082)	(4,314)	6,364
Employee benefits [Member]
Disclosure of Movement in Temporary Differences [Line Items]
Beginning balance	92	73
Recognised in profit or loss	1	22
Effects of movement in foreign exchange rates	(7)	(3)
Ending balance	86	92	73
Share Based Payments [Member]
Disclosure of Movement in Temporary Differences [Line Items]
Beginning balance		111
Recognised in profit or loss		(111)
Ending balance			111
Tax losses carry forward [Member]
Disclosure of Movement in Temporary Differences [Line Items]
Beginning balance	16,808	21,670
Acquired in business combinations	202
Recognised in profit or loss	(4,474)	(4,025)
Effects of movement in foreign exchange rates	(186)	(837)
Ending balance	12,350	16,808	21,670
Other non-current liabilities [Member]
Disclosure of Movement in Temporary Differences [Line Items]
Beginning balance	23	8
Recognised in profit or loss	(11)	16
Effects of movement in foreign exchange rates	(2)	(1)
Ending balance	$ 10	$ 23	$ 8